Real Estate Properties under Development, Net (Tables)	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
Summary of Real Estate Properties

The following summarizes the components of non-current portion of real estate properties under development as at December 31, 2024 and 2025:

At December 31,	2024	2025
	(’000)	(’000)
Building at cost	$26,947	$27,537
Less: accumulated depreciation	(14,568)	(14,900)
	12,379	12,637
Construction in progress	106,820	134,096
Land use right	72,350	73,996
Net book value	$191,549	$220,729

Summary of Lease Building to Third Parties with the Carrying Amount

The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2024	2025
	(’000)	(’000)
Buildings at cost	$26,947	$27,537
Less: accumulated depreciation	(14,568)	(14,900)
Buildings, net	$12,379	$12,637